Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Oct. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Aug. 31, 2016	Nov. 20, 2015	Aug. 31, 2015	Aug. 31, 2014
American Funds Mortgage Fund® - Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Mortgage Fund — Class R-1
Account Value		$ 10,550		$ 9,949		$ 10,344		$ 11,292			$ 11,357	$ 10,782	$ 10,239	$ 10,510			$ 10,392		$ 10,161	$ 10,000
American Funds Mortgage Fund® - Class 529-F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Mortgage Fund — Class 529-F-3
Account Value		$ 9,693	$ 9,216	9,055	$ 9,050	9,306	$ 9,872	10,050	$ 9,974	$ 10,000
American Funds Mortgage Fund® - Class 529-F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Mortgage Fund — Class 529-F-2
Account Value		$ 9,657	$ 9,188	9,033	$ 9,028	9,287	$ 9,856	10,039	$ 9,970	10,000
American Funds Mortgage Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class 529-F-1
Account Value		$ 11,539		10,780		11,094		12,009			11,957	11,235	10,576	10,754			10,532		10,222	10,000
American Funds Mortgage Fund® - Class 529-T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class 529-T (with sales charge)
Account Value		$ 10,600		9,922		10,214		11,047			11,013	10,350	9,733	9,905	$ 9,749
American Funds Mortgage Fund® - Class 529-E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class 529-E
Account Value		$ 11,024		10,358		10,711		11,629			11,640	10,985	10,386	10,608			10,436		10,165	10,000
American Funds Mortgage Fund® - Class 529-C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class 529-C (with sales charge)
Account Value		$ 10,821		10,152		10,477		11,357			11,345	10,685	10,155	10,429			10,316		10,110	10,000
American Funds Mortgage Fund® - Class 529-A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class 529-A (with sales charge)
Account Value		$ 10,860		10,188		10,515		11,398			11,386	10,723	10,107	10,312			10,111		9,834	9,650
American Funds Mortgage Fund® - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Mortgage Fund — Class F-3
Account Value		$ 11,131		10,393		10,675		11,522			11,461	10,748	10,086	10,233		$ 10,000
American Funds Mortgage Fund® - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class F-2
Account Value		$ 11,651		10,892		11,201		12,103			12,052	11,315	10,628	10,805			10,562		10,237	10,000
American Funds Mortgage Fund®`- Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class F-1
Account Value		$ 11,342		10,618		10,959		11,873			11,855	11,148	10,511	10,707			10,505		10,208	10,000
American Funds Mortgage Fund® - Class T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class T (with sales charge)
Account Value		$ 10,645		9,958		10,242		11,072			11,033	10,364	9,741	9,908	9,749
American Funds Mortgage Fund® - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class C (with sales charge)
Account Value		$ 10,639		9,967		10,284		11,229			11,304	10,710	10,175	10,456			10,327		10,114	10,000
American Funds Mortgage Fund® - Class R-4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class R-4
Account Value		$ 11,371		10,657		10,987		11,899			11,877	11,168	10,527	10,720			10,516		10,216	10,000
American Funds Mortgage Fund® - Class R-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Mortgage Fund — Class R-3
Account Value		$ 10,976		10,305		10,659		11,589			11,602	10,964	10,368	10,595			10,429		10,168	10,000
American Funds Mortgage Fund® - Class R-2E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Mortgage Fund — Class R-2E
Account Value		$ 11,011		10,351		10,718		11,661			11,694	11,051	10,451	10,697			10,520		10,222	10,000
American Funds Mortgage Fund®`- Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Mortgage Fund — Class R-2
Account Value		$ 10,509		9,919		10,298		11,242			11,306	10,720	10,177	10,442			10,320		10,108	10,000
American Funds Mortgage Fund® - Class R-5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class R-5
Account Value		$ 11,699		10,932		11,237		12,135			12,078	11,323	10,642	10,804			10,566		10,240	10,000
American Funds Mortgage Fund® - Class R-5E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class R-5E
Account Value		$ 11,264		10,525		10,829		11,707			11,664	10,957	10,309	10,469			10,239	$ 10,000
American Funds Mortgage Fund® - Class R-6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class R-6
Account Value		$ 11,781		10,988		11,300		12,196			12,131	11,364	10,674	10,830			10,583		10,248	10,000
American Funds Mortgage Fund® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Funds Mortgage Fund — Class A (with sales charge)
Account Value		$ 10,895		10,207		10,531		11,424			11,409	10,731	10,119	10,305			10,109		9,824	9,623
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,765		10,965		11,098		12,542		10,000	12,553	11,789	10,701	10,814	10,000	10,000	10,761	10,000	10,156	10,000
Bloomberg U.S. Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Account Value		$ 11,352		$ 10,564		$ 10,790		$ 11,953		$ 10,000	$ 11,974	$ 11,454	$ 10,698	$ 10,756	$ 10,000	$ 10,000	$ 10,670	$ 10,000	$ 10,266	$ 10,000

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.